Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Basis Of Presentation [Abstract]
Schedule of Consolidated Subsidiaries	The consolidated financial statements include those of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. and its subsidiaries in which the Company has control, for the years ended December 31, 2023, 2024 and 2025. The consolidated subsidiaries are as follows:

Company	% participation	Location	Activity
Aeropuerto de Aguascalientes, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto del Bajío, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Guadalajara, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Hermosillo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de La Paz, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Los Mochis, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Manzanillo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Mexicali, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Morelia, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Puerto Vallarta, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de San José del Cabo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Tijuana, S.A. de C.V.	99.99%	Mexico	Operation of airport
Corporativo de Servicios Aeroportuarios, S.A. de C.V. (CORSA)	99.99%	Mexico	Provides personnel services
Fundación Grupo Aeroportuario del Pacífico, A.C. (Fundación GAP)	99.99%	Mexico	Non-profit Organization dedicated to social orientation and infrastructure support of educational institutions
Puerta Cero Parking, S.A. de C.V. (PCP)	99.99%	Mexico	Operation of parking lot
Servicios a la Infraestructura Aeroportuaria del Pacífico, S.A. de C.V. (SIAP)	99.99%	Mexico	Administrative services
Aerocomercializadora del Pacifico, S.A. de C.V. (ADP)	99.99%	Mexico	Operation of infrastructure and other commercial services
Desarrollo de Concesiones Aeroportuarias, S.L. (DCA)	100.00%	Spain	Management administration, maintenance, servicing of all types of infrastructure
MBJ Airports Limited (MBJA)	74.50%	Jamaica	Operation of airport
PAC Kingston Airport Limited (PACKAL)	100.00%	Jamaica	Operation of airport
GA del Pacífico es do Brasil, LTDA	99.99%	Brazil	No operation
Inmuebles Especializados Matrix, S.A. de C.V. (IEM)	99.99%	Mexico	Subleasing of cargo operation areas and hangars
Aerohoteles del Pacífico, S.A. de C.V. (AHP)	99.99%	Mexico	Operation of hotels with other integrated services
Guadalajara World Trade Center, S.A. de C.V. (GWTC)	51.50%	Mexico	Bonded warehouses
Diseños Técnicos de Infraestructura MCE, S.A. de C.V. (DTI)	99.99%	Mexico	Project development
OtayConnect S. de R.L. de C.V. (OTC)(1)	99.99%	Mexico	Administrative services

(1) Consolidation began on October 1, 2025.

Schedule of Income and Expenses of Foreign Operations

Income and expenses of foreign operations are translated at the average exchange rate for the period of transactions. During 2023, 2024 and 2025, the average exchange rate were as follows:

Currency	2023		2024		2025
Pesos / USD	Ps.	17.7665	Ps.	18.3001	Ps.	19.2324
USD / Euros		USD$1.0539		USD$1.0816		USD$1.0821